Share-based Compensation - Share options, additional information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 $ / shares
Share Options
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0.21	$ 0.19	$ 0.48
Unrecognized share-based compensation for options | ¥	$ 3.2
Remaining weighted-average period for recognition	2 years 2 months 12 days
Ordinary Shares
Share Options
Closing stock price (US$ per share)				$ 0.11
ADS
Share Options
Closing stock price (US$ per share)				$ 0.86